AB Municipal Income Fund, Inc.

AB New York Portfolio

Portfolio of Investments

February 28, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.5%
Long-Term Municipal Bonds – 95.1%
New York – 90.0%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/2036	$1,500	$1,536,182
Series 2020 4.00%, 11/01/2045	1,000	950,772
Broome County Local Development Corp. (Good Shepherd Village at Endwell Obligated Group) Series 2021 4.00%, 07/01/2047	1,000	875,431
Buffalo & Fort Erie Public Bridge Authority (Buffalo & Fort Erie Public Bridge Authority) Series 2017 5.00%, 01/01/2042	2,250	2,297,483
Build NYC Resource Corp. (City University of New York) Series 2014-A 5.00%, 06/01/2030	1,110	1,111,289
5.00%, 06/01/2033	1,320	1,321,502
5.00%, 06/01/2034	550	550,608
Build NYC Resource Corp. (Classical Charter School) Series 2023 4.75%, 06/15/2058	760	733,053
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2052(a)	2,125	2,189,336
Build NYC Resource Corp. (Global Community Charter School) Series 2022 5.00%, 06/15/2052	1,275	1,257,375
Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2052	975	976,207
5.00%, 07/01/2062	4,000	3,954,026
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2051(a)	1,500	1,307,170
Build NYC Resource Corp. (Kipp NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	2,000	2,063,416
5.25%, 07/01/2062	3,000	3,082,652
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029(b) (c)	2,555	1,533,000
5.50%, 11/01/2044(b) (c)	1,625	975,000

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(d)	$1,000	$992,111
Build NYC Resource Corp. (South Bronx Charter School For Intl Cultures & The Arts) Series 2023 7.00%, 04/15/2053(a)	1,200	1,353,474
Build NYC Resource Corp. (Success Academy Charter Schools Obligated Group) Series 2024 4.00%, 09/01/2043	880	844,154
4.00%, 09/01/2044	1,025	975,367
City of New York NY (City of New York NY) Series 2016-B 5.00%, 12/01/2034	2,000	2,065,507
Series 2016-C 5.00%, 08/01/2028	3,000	3,058,064
Series 2021 1.396%, 08/01/2027	5,905	5,517,790
1.723%, 08/01/2029	2,475	2,213,407
1.823%, 08/01/2030	2,210	1,931,883
Series 2024-C 4.61%, 09/01/2037	1,000	971,402
Series 2024-D 5.25%, 04/01/2054	5,000	5,399,463
Series 2024-I 5.00%, 04/01/2034	1,620	1,878,348
City of New York NY (Prerefunded - US Treasuries) Series 2021 1.723%, 08/01/2029	525	472,422
1.823%, 08/01/2030	790	696,911
County of Erie NY (County of Erie NY) Series 2024 5.00%, 09/15/2045	4,290	4,689,740
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051	6,400	6,482,781
Series 2020-B 5.918%, 07/01/2039	1,345	1,349,284
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.50%, 06/15/2057	5,000	5,156,957
Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 07/01/2034	1,845	1,846,295
5.00%, 07/01/2039	1,100	1,100,475
Series 2018 5.00%, 07/01/2048	1,495	1,499,829

	Principal Amount (000)	U.S. $ Value

Long Island Power Authority (Long Island Power Authority) Series 2016-B 5.00%, 09/01/2030	$5,000	$5,151,119
5.00%, 09/01/2033	3,515	3,614,475
Series 2023-E 5.00%, 09/01/2048	5,000	5,364,495
Series 2024-A 5.25%, 09/01/2054	5,000	5,436,769
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2016-A 5.25%, 11/15/2034	10,740	11,112,665
5.25%, 11/15/2035	5,000	5,170,272
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2010 6.814%, 11/15/2040	2,000	2,225,467
Series 2015-A 5.00%, 11/15/2045	1,500	1,500,665
Series 2021 3.331% (SOFR + 0.43%), 11/01/2026(e)	295	294,480
Series 2024-B 5.00%, 11/15/2039	5,000	5,548,723
AGM Series 2021 3.701% (SOFR + 0.80%), 11/01/2032(e)	1,285	1,285,849
BAM Series 2024-A 4.00%, 11/15/2048	6,000	5,701,428
Metropolitan Transportation Authority Dedicated Tax Fund (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2024 4.00%, 11/15/2054	3,000	2,838,371
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(a)	2,000	2,051,280
Monroe County Industrial Development Corp./NY (Eugenio Maria de Hostos Charter School) Series 2024 5.00%, 07/01/2044(a)	1,000	1,028,284
5.00%, 07/01/2054(a)	2,000	2,013,298
5.00%, 07/01/2059(a)	1,350	1,353,954
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 4.00%, 12/01/2038	1,200	1,180,851
4.00%, 12/01/2039	1,000	973,917
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	2,150	2,068,680

	Principal Amount (000)	U.S. $ Value

Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community)
Series 2021 5.00%, 01/01/2058(b) (c) (f)	$1,447	$132,921
9.00%, 01/01/2041(b) (c) (d)	720	720,000
Nassau County Local Economic Assistance Corp. (Roosevelt Children’s Academy Charter School) Series 2023 5.00%, 07/01/2043	1,195	1,226,677
5.00%, 07/01/2055	3,700	3,720,158
New York City Housing Development Corp. (8 Spruce NY Owner LLC) Series 2024 4.375%, 12/15/2031	500	510,944
5.25%, 12/15/2031	1,565	1,608,335
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2015 5.00%, 06/15/2037	1,000	1,004,699
Series 2015-G 5.00%, 06/15/2039	1,445	1,451,379
Series 2022-A 5.25%, 06/15/2052	10,000	10,763,491
Series 2023 5.25%, 06/15/2053	4,500	4,865,179
Series 2024-C 4.25%, 06/15/2054	3,000	2,938,156
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2023 5.50%, 05/01/2042	7,000	7,988,170
Series 2024 5.00%, 11/01/2039	10,000	11,288,053
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2015-S 5.00%, 07/15/2035	5,160	5,194,583
Series 2016-S 5.00%, 07/15/2034	1,000	1,016,945
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2016-F 5.00%, 02/01/2032	10,000	10,164,569
New York Convention Center Development Corp. (New York City Hotel Unit Fee Revenue Hotel Occupancy Tax) Series 2015 5.00%, 11/15/2034	9,220	9,326,164
5.00%, 11/15/2035	6,000	6,067,334
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)	2,200	2,201,398
5.375%, 11/15/2040(a)	700	700,621

	Principal Amount (000)	U.S. $ Value

7.25%, 11/15/2044(a)	$1,280	$1,281,521
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.625%, 09/15/2069	7,780	7,265,406
2.80%, 09/15/2069	5,780	5,348,703
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	3,000	2,490,400
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2053	3,000	3,202,832
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2035	1,310	1,319,187
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	5,000	5,581,823
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2032(a)	1,000	998,356
5.00%, 12/01/2033(a)	1,000	994,971
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2031	3,000	3,008,287
5.00%, 07/01/2033	3,000	3,007,731
New York State Dormitory Authority (Iona College) Series 2021-A 5.00%, 07/01/2046	875	890,015
5.00%, 07/01/2051	1,200	1,210,202
Series 2022-2 5.00%, 07/01/2037	200	212,240
5.00%, 07/01/2042	275	283,872
New York State Dormitory Authority (Memorial Sloan-Kettering Cancer Center) Series 2022 4.00%, 07/01/2051	4,900	4,695,941
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032	1,950	2,015,469
5.00%, 08/01/2033	2,000	2,063,876
5.00%, 08/01/2035	1,515	1,558,632
Series 2020 4.00%, 09/01/2037	800	789,653
4.00%, 09/01/2039	1,345	1,303,748
Series 2024 5.25%, 11/01/2042	2,100	2,258,709
5.50%, 11/01/2047	1,160	1,239,255

	Principal Amount (000)	U.S. $ Value

AGM Series 2020 3.00%, 09/01/2050	$3,000	$2,255,239
New York State Dormitory Authority (New School/The) Series 2016-A 5.00%, 07/01/2035	2,815	2,900,877
5.00%, 07/01/2036	3,000	3,087,685
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2024 5.25%, 05/01/2054	2,000	2,154,193
Series 2025 5.00%, 05/01/2043	2,500	2,709,210
New York State Dormitory Authority (NYU Langone Hospitals Obligated Group) Series 2024 5.00%, 07/01/2035	1,000	1,173,968
New York State Dormitory Authority (Pace University) Series 2024-A 5.50%, 05/01/2056	2,125	2,306,478
New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 07/01/2030	1,000	1,023,098
New York State Dormitory Authority (Prerefunded - Others) Series 2015 5.00%, 05/01/2028	1,345	1,349,462
Series 2015-A 5.00%, 05/01/2033	5,000	5,016,589
New York State Dormitory Authority (St. John’s University/NY) Series 2015-A 5.00%, 07/01/2033	1,000	1,005,735
5.00%, 07/01/2034	1,000	1,005,606
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2009 5.628%, 03/15/2039	1,000	1,025,047
Series 2017-B 5.00%, 02/15/2033	12,095	12,651,960
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2047	3,625	3,512,011
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.25%, 10/01/2049	3,840	4,009,790
New York State Environmental Facilities Corp. (Casella Waste Systems) Series 2019 2.875%, 12/01/2044(a)	3,125	2,999,360
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.25%, 01/01/2056	2,940	2,975,207

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	$1,000	$973,081
5.00%, 01/01/2030	2,395	2,479,080
Series 2020 5.00%, 10/01/2040	3,815	3,941,129
Series 2023 6.00%, 04/01/2035	1,000	1,122,850
New York Transportation Development Corp. (Empire State Thruway Partners) Series 2021 4.00%, 10/31/2046	11,000	9,663,037
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2031	1,150	1,227,103
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2054	2,000	2,133,766
AGC Series 2024 Zero Coupon, 12/31/2054(f)	2,000	1,300,648
New York Transportation Development Corp. (JFK NTO LLC) Series 2024 5.50%, 06/30/2054	10,000	10,592,030
AGM Series 2023 5.00%, 06/30/2049	1,000	1,032,115
5.125%, 06/30/2060	5,000	5,167,521
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 4.00%, 07/01/2032	2,000	1,992,049
4.00%, 07/01/2033	2,250	2,231,921
5.00%, 07/01/2034	2,490	2,490,432
5.00%, 07/01/2046	2,000	1,999,971
5.25%, 01/01/2050	3,030	3,029,949
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	5,000	4,757,891
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	2,405	2,735,954
Onondaga Civic Development Corp. (Crouse Health Hospital Obligated Group) Series 2024 5.375%, 08/01/2054	1,650	1,525,547
Onondaga Civic Development Corp. (Le Moyne College) Series 2021 5.00%, 07/01/2051	1,400	1,397,631
Series 2022 4.00%, 07/01/2042	525	482,460
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2018-2 5.00%, 09/15/2026	1,000	1,027,846

	Principal Amount (000)	U.S. $ Value

Series 2020-2 4.00%, 07/15/2045	$5,000	$4,643,907
State of New York (State of New York) Series 2015-A 5.00%, 03/15/2028	1,500	1,501,777
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014-C 5.00%, 07/01/2031	2,500	2,502,704
Suffolk County Economic Development Corp. (Peconic Landing at Southold) Series 2020 5.00%, 12/01/2040	1,500	1,531,856
Suffolk Regional Off-Track Betting Co. (Suffolk Regional Off-Track Betting) Series 2024 5.75%, 12/01/2044	1,600	1,653,105
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 4.00%, 06/01/2050	855	832,265
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.511%, 05/15/2035	3,500	2,886,496
Series 2021-C 5.00%, 05/15/2051	10,000	10,525,089
Series 2022 3.951% (SOFR + 1.05%), 04/01/2026(e)	2,500	2,500,087
Series 2024 5.00%, 11/15/2035	1,000	1,179,069
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority Real Estate Transfer Tax) Series 2025 5.00%, 12/01/2046	2,000	2,150,106
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2017-B 5.00%, 11/15/2036	3,000	3,118,119
Series 2020-A 5.00%, 11/15/2049	3,000	3,133,369
Series 2025-A 5.00%, 02/01/2028	3,135	3,313,386
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts) Series 2020 4.00%, 12/01/2033	1,000	1,046,159
TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	3,350	3,185,953

	Principal Amount (000)	U.S. $ Value

Series 2017-A 5.00%, 06/01/2041	$10,850	$10,993,905
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	1,515	1,382,428
5.25%, 09/15/2042	135	119,267
5.25%, 09/15/2047	235	197,723
5.25%, 09/15/2053	505	408,924
Westchester County Healthcare Corp./NY (Westchester County Health Care Obligated Group) Series 2010-B 6.00%, 11/01/2030	110	110,165
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 4.25%, 01/01/2045	2,925	2,881,940
5.00%, 01/01/2051	2,505	2,570,262
Westchester Tobacco Asset Securitization Corp. (Westchester Tobacco Asset Securitization) Series 2016-B 5.00%, 06/01/2041	1,830	1,847,838

		461,717,238

Alabama – 0.2%
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,000	1,062,037

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	280	283,842

Florida – 0.1%
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	440	440,258
Marshall Creek Community Development District (Marshall Creek Community Development District) Series 2016 6.32%, 05/01/2045	45	45,221

		485,479

Georgia – 0.0%
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2037	100	103,501
5.00%, 01/01/2039	100	103,198

		206,699

	Principal Amount (000)	U.S. $ Value

Guam – 1.6%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2023 5.25%, 10/01/2031	$175	$187,750
5.25%, 10/01/2036	585	628,420
Series 2024-A 5.25%, 10/01/2037	825	889,595
5.25%, 10/01/2042	300	316,929
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036	1,000	1,029,430
5.00%, 10/01/2037	1,500	1,541,677
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,760	3,615,728

		8,209,529

Illinois – 0.1%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2037	100	90,120
4.00%, 09/01/2041	115	98,563
5.00%, 09/01/2036	115	115,075
5.00%, 09/01/2038	100	99,517

		403,275

Indiana – 0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(b) (c)	26	3
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(a)	715	115,734

		115,737

Maryland – 0.2%
City of Baltimore MD (City of Baltimore MD Harbor Point Special Taxing District) Series 2019 3.50%, 06/01/2039(a)	650	588,599
Series 2019-B 3.70%, 06/01/2039(a)	200	180,376

		768,975

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(b) (c) (d) (g) (h)	105	0

	Principal Amount (000)	U.S. $ Value

7.00%, 12/15/2043(b) (c) (d) (g) (h)	$115	$0

		0

Puerto Rico – 1.8%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-C 0.00%, 11/01/2043	57	35,702
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)	1,290	1,362,151
5.00%, 07/01/2035(a)	1,295	1,354,788
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AGM Series 2007-V 5.25%, 07/01/2031	710	718,304
NATL Series 2007-V 5.25%, 07/01/2034	1,000	1,001,660
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	140	138,536
6.625%, 01/01/2028	1,068	1,053,813
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2046	1,400	1,668,945
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2019-A 4.329%, 07/01/2040	620	617,696
4.55%, 07/01/2040	73	73,170
5.00%, 07/01/2058	1,160	1,164,500

		9,189,265

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	1,020	996,725

Texas – 0.4%
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	90,609
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	722	663,589

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	$1,000	$1,080,053

		1,834,251

Washington – 0.0%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(a)	100	98,615
5.00%, 01/01/2049(a)	105	100,575

		199,190

Wisconsin – 0.4%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(d)	1,250	1,154,682
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(a)	365	366,605
5.00%, 10/01/2026(a)	390	394,533
5.00%, 10/01/2028(a)	225	230,303
5.00%, 10/01/2029(a)	100	103,037

		2,249,160

Total Long-Term Municipal Bonds (cost $498,069,639)		487,721,402

Short-Term Municipal Notes – 3.4%
New York – 3.4%
City of New York NY (City of New York NY) Series 2008-L 1.60%, 04/01/2038(i)	2,120	2,120,000
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2024-B 5.113%, 03/15/2025	1,000	1,000,242
Nuveen New York AMT-Free Quality Municipal Income Fund (Nuveen New York AMT-Free Quality Municipal Income Fund) Series 2017 2.31%, 05/01/2047(a) (i)	1,500	1,500,000
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 03/06/2026(j)	5,000	5,060,972

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority)
Series 2018-2 1.60%, 01/01/2031(i)	$2,295	$2,295,000
Series 2022-B 1.60%, 01/01/2033(i)	5,665	5,665,000

Total Short-Term Municipal Notes (cost $17,640,800)		17,641,214

Total Municipal Obligations (cost $515,710,439)		505,362,616

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Non-Agency Fixed Rate – 0.1%
New York City Housing Development Corp. Series 2024 4.00%, 12/15/2031 (cost $330,000)	330	337,746

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Energy – 0.0%
AES Guayama Holdings 0.00%(b) (g) (h) (cost $421,410)	23,486	68,344

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.0%
Other ABS - Fixed Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50%, 03/04/2026(g) (h) (cost $55,580)	$56	54,682

	Shares

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(k) (l) (m) (cost $5,807,860)	5,807,860	5,807,860

Total Investments – 99.7% (cost $522,325,289)(n)		511,631,248
Other assets less liabilities – 0.3%		1,408,163

Net Assets – 100.0%		$513,039,411

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	14,750	10/15/2029	2.569%	CPI#	Maturity	$4,433	$—	$4,433
USD	14,250	10/15/2029	2.485%	CPI#	Maturity	59,822	—	59,822

						$64,255	$—	$64,255

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	27,500	01/15/2027	1 Day SOFR	2.583%	Annual	$(691,268)	$—	$(691,268)
USD	5,200	01/15/2027	1 Day SOFR	2.540%	Annual	(135,016)	—	(135,016)
USD	2,700	01/15/2029	1 Day SOFR	3.315%	Annual	(45,476)	—	(45,476)
USD	9,600	07/31/2029	1 Day SOFR	4.461%	Annual	259,775	—	259,775
USD	6,900	10/15/2030	1 Day SOFR	4.092%	Annual	116,074	—	116,074
USD	4,900	10/15/2030	1 Day SOFR	4.082%	Annual	81,347	—	81,347
USD	11,100	11/01/2030	1 Day SOFR	4.190%	Annual	235,814	—	235,814
USD	17,800	07/31/2031	1 Day SOFR	4.059%	Annual	227,283	1,805	225,478
USD	8,200	07/31/2031	1 Day SOFR	3.616%	Annual	(122,450)	—	(122,450)
USD	7,630	09/15/2031	1 Day SOFR	3.789%	Annual	(3,650)	—	(3,650)
USD	6,730	09/15/2031	1 Day SOFR	3.533%	Annual	(115,062)	—	(115,062)
USD	7,800	12/03/2031	1 Day SOFR	4.111%	Annual	163,104	—	163,104
USD	4,200	12/03/2031	1 Day SOFR	3.898%	Annual	30,089	(627)	30,716
USD	4,900	06/15/2034	3.543%	1 Day SOFR	Annual	132,350	584	131,766
USD	7,470	08/15/2034	3.730%	1 Day SOFR	Annual	61,588	—	61,588
USD	6,630	08/15/2034	3.224%	1 Day SOFR	Annual	348,085	—	348,085
USD	5,800	08/15/2034	3.446%	1 Day SOFR	Annual	198,343	—	198,343
USD	5,400	08/15/2034	3.545%	1 Day SOFR	Annual	145,221	—	145,221
USD	3,631	08/15/2034	3.844%	1 Day SOFR	Annual	(5,913)	—	(5,913)
USD	3,000	08/15/2034	3.304%	1 Day SOFR	Annual	141,970	—	141,970
USD	1,409	08/15/2034	3.856%	1 Day SOFR	Annual	(3,686)	—	(3,686)

						$1,018,522	$1,762	$1,016,760

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	9,395	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$686,899	$—	$686,899

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2025, the aggregate market value of these securities amounted to $32,622,955 or 6.4% of net assets.

(b)	Non-income producing security.
(c)	Defaulted.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.56% of net assets as of February 28, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052	09/21/2023-06/20/2029	$972,815	$992,111	0.19%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	105,000	0	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	115,000	0	0.00%
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community) Series 2021 9.00%, 01/01/2041	09/03/2021	720,000	720,000	0.14%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	1,250,000	1,154,682	0.23%

(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2025.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2025.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Fair valued by the Adviser.
(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	When-Issued or delayed delivery security.
(k)	The rate shown represents the 7-day yield as of period end.
(l)	Affiliated investments.
(m)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(n)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,419,288 and gross unrealized depreciation of investments was $(16,345,415), resulting in net unrealized depreciation of $(8,926,127).

As of February 28, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.3% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB New York Portfolio

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$487,721,402	$0	(a)	$487,721,402
Short-Term Municipal Notes	—	17,641,214	—		17,641,214
Collateralized Mortgage Obligations	—	337,746	—		337,746
Preferred Stocks	—	—	68,344		68,344
Asset-Backed Securities	—	—	54,682		54,682
Short-Term Investments	5,807,860	—	—		5,807,860

Total Investments in Securities	5,807,860	505,700,362	123,026	(a)	511,631,248
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	64,255	—		64,255
Centrally Cleared Interest Rate Swaps	—	2,141,043	—		2,141,043
Interest Rate Swaps	—	686,899	—		686,899
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(1,122,521)	—		(1,122,521)

Total	$5,807,860	$507,470,038	$123,026	(a)	$513,400,924

(a)	The Portfolio held securities with zero market value at period end.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2025 is as follows:

Portfolio	Market Value 05/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,546	$122,356	$119,094	$5,808	$216